FINANCIAL INSTRUMENTS - Fair Value Hierarchy (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
Non-derivatives:
Cash and cash equivalents, carrying value	[1]	$ 165,274	$ 133,496	$ 129,135	$ 28,919
Trade accounts receivable, carrying value		1,838	9,511
Current portion of long-term debt and short-term debt, carrying value		(141,996)	(194,413)
Long-term debt, carrying value		(1,163,879)	(866,671)
Derivatives:
Deferred finance charges		15,814	5,563
Level 1 | Carrying value
Non-derivatives:
Cash and cash equivalents, carrying value		165,274	133,496
Restricted cash and short-term deposits, carrying value		446	3,842
Trade accounts receivable, carrying value		1,838	9,511
Trade accounts payable, carrying value		(19,608)	(12,231)
Level 1 | Fair value
Non-derivatives:
Cash and cash equivalents, fair value		165,274	133,496
Restricted cash and short-term deposits, fair value		446	3,842
Trade accounts receivable, fair value		1,838	9,511
Trade accounts payable, fair value		(19,608)	(12,231)
Level 2 | Carrying value
Non-derivatives:
Current portion of long-term debt and short-term debt, carrying value		(143,328)	(196,305)
Long-term debt, carrying value		(1,178,361)	(870,342)
Level 2 | Fair value
Non-derivatives:
Current portion of long-term debt and short-term debt, fair value		(143,328)	(196,305)
Long-term debt, fair value		(1,178,361)	(870,342)
Level 2 | Interest rate swap | Carrying value
Derivatives:
Interest rate swaps asset		7,676	5,978
Interest rate swaps liability		0	933
Level 2 | Interest rate swap | Fair value
Derivatives:
Interest rate swaps asset		7,676	5,978
Interest rate swaps liability		$ 0	$ 933

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.